Document and Entity Information	Jun. 05, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001371285
Document Type	8-K
Document Period End Date	Jun. 05, 2024
Entity Registrant Name	TRUPANION, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36537
Entity Tax Identification Number	83-0480694
Entity Address, Address Line One	6100 4th Avenue S, Suite 400
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98108
City Area Code	855
Local Phone Number	727 - 9079
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.00001 par value per share
Trading Symbol	TRUP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false